BRIDGE BUILDER TRUST

Supplement dated December 12, 2019

to the Statement of Additional Information (the “SAI”)

dated October 28, 2019

Bridge Builder Transition Fund

Ticker: BBBBX

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

At a meeting of the Board of Trustees of the Trust on November 13-14, 2019, the Board took the following actions with respect to Trustees and Executive Officers of the Trust:

1.	Accepted the retirement of William H. Broderick III as a Trustee of the Trust effective December 31, 2019;

2.	Appointed Merry L. Mosbacher as a Trustee of the Trust effective January 1, 2020;

3.	Appointed William E. Fiala as Chair of the Board of Trustees effective January 1, 2020;

4.	Accepted the resignation of Alan J. Herzog as Chief Compliance Officer and a Vice President of the Trust effective December 31, 2019; and

5.	Appointed Paul W. Felsch as the Chief Compliance Officer and a Vice President of the Trust effective January 1, 2020.

Accordingly, effective January 1, 2020, the SAI is hereby supplemented and revised as follows:

1.	All references to Mr. Broderick in the SAI are hereby deleted.

2.	The following replaces the information in the table under the caption entitled “Trustees and Executive Officers” in the SAI:

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years

Independent Trustees of the Trust(1)
Jean E. Carter (Born: 1957) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005).	9	Trustee, Brandes U.S. registered mutual funds (ten funds) (through December 31, 2018).
Janice L. Innis-Thompson (Born: 1966) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Chief Compliance & Ethics Officer, Samsung Electronics America (since 2017); Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (2006-2016).	9	None.
Michelle M. Keeley (Born: 1964) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010).	9	Independent Director, Federal Home Loan Bank of Des Moines.
William N. Scheffel (Born: 1953) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since Inception	Retired; Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (healthcare services) (2003-2016).	9	None.
John M. Tesoro (Born: 1952) 12555 Manchester Road St. Louis, MO 63131	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012).	9	Director, Teton Advisors, Inc. (registered investment adviser). Independent Trustee, BBH Trust (seven U.S. mutual funds).

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years

Interested Trustees of the Trust(2)
William E. Fiala (Born: 1967) 12555 Manchester Road St. Louis, MO 63131	Chair and Trustee	Indefinite Term; Since Inception	Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1994 - Present).	9	None.
Merry L. Mosbacher (Born: 1958) 12555 Manchester Road St. Louis, MO 63131	Trustee	Indefinite Term; Since January 2020	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1986-2019); Associate, Edward Jones (1982-1985).	9	None.

Officers of the Trust
Julius A. Drelick III (Born: 1966) 12555 Manchester Road St. Louis, Mo 63131	President	Indefinite Term; Since August 2019	Director of Fund Administration and Strategic Projects, Edward Jones (since 2016); Previously, Vice President of the Trust (2017-2019); Senior Vice President and Chief Compliance Officer, Voya Investment Management, LLC (2013-2016); Vice President, Head of Mutual Fund Product Development and Strategic Planning, Voya Investment Management, LLC (2007-2013).	N/A	N/A

Name, Age and Address	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Aaron J. Masek (Born: 1974) 12555 Manchester Road St. Louis, MO 63131	Treasurer	Indefinite Term; Since July 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015).	N/A	N/A
Paul W. Felsch (Born: 1982) 12555 Manchester Road St. Louis, MO 63131	Chief Compliance Officer and Vice President	Indefinite Term; Since January 2020	Senior Compliance Counsel, Edward Jones (since December 2016); Associate Compliance Counsel, Edward Jones (December 2013-November 2016).	N/A	N/A
Helge K. Lee (Born: 1946) 12555 Manchester Road St. Louis, MO 63131	Secretary	Indefinite Term; Since July 2016	Associate General Counsel, Edward Jones (since 2014); Special Counsel, Godfrey & Kahn (2005-2014).	N/A	N/A
Evan S. Posner (Born: 1979) 12555 Manchester Road St. Louis, MO 63131	Assistant Secretary	Indefinite Term; Since February 2019	Associate General Counsel at Edward Jones (since 2018); Previously, Vice President, Counsel at Voya Investment Management (2012 – 2018)	N/A	N/A
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)

Mr. Fiala and Ms. Mosbacher are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(3)

The “Fund Complex” is comprised of each series offered by the Trust, eight of which are offered in a separate SAI, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

3.

The following is added to the section of the SAI under the caption entitled “TRUSTEES AND EXECUTIVE OFFICERS – Additional Information Concerning the Board - Information about Each of the Trustee’s Qualifications, Experience, Attributes or Skills.”

Ms. Mosbacher has significant financial services and mutual fund experience as a Principal of Edward Jones for over 33 years. She has served as a Principal in the following areas at Edward Jones: Branch Team Inclusion & Diversity; Packaged Products Strategy; Insurance & Annuity Products; and Investment Banking. She also has experience as a director on several non-profit boards and the Insured Retirement Institute.

4.

The following replaces the information regarding Mr. Fiala in the section of the SAI under the caption entitled “TRUSTEES AND EXECUTIVE OFFICERS – Additional Information Concerning the Board - Information about Each of the Trustee’s Qualifications, Experience, Attributes or Skills.”

Mr. Fiala has significant financial services and mutual fund experience as a Principal of Edward Jones. He currently leads both Products and Advice and Guidance within the firm’s Client Strategies Group. He has also served as Director of Portfolio Solutions and Director of Research. Mr. Fiala served as Co-Chair of Edward Jones’ Investment Policy Committee for eight years and holds a CFA designation.

5.	The following replaces the information in the table under the caption entitled “TRUSTEES AND EXECUTIVE OFFICERS – Trustee Ownership of Portfolio Shares” in the SAI.

The following table provides information, as of December 31, 2018, regarding the dollar range of beneficial ownership by each Trustee in the Fund and aggregate ownership of the Trust. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

	Transition Fund(1)	Aggregate Ownership in the Family of Investment Companies(2)
Independent Trustees
Jean E. Carter	N/A	Over $100,000
Janice L. Innis-Thompson	N/A	Over $100,000
Michelle M. Keeley	N/A	Over $100,000
William N. Scheffel	N/A	Over $100,000
John M. Tesoro	N/A	Over $100,000
Interested Trustees
William E. Fiala	N/A	Over $100,000
Merry L. Mosbacher	N/A	Over $100,000

(1)	The Fund was not yet operating as of December 31, 2018.
(2)	The family of investment companies includes all series of the Bridge Builder Trust, eight of which are offered by a separate SAI.

6.	The following replaces the information contained in the table under the caption entitled “TRUSTEES AND EXECUTIVE OFFICERS – Compensation” in the SAI.

Name of Person/Position	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(2) Paid to Trustees
Jean E. Carter, Independent Trustee	$191,000	N/A	N/A	$191,000
Janice L. Innis-Thompson, Independent Trustee	$196,000	N/A	N/A	$196,000
Michelle M. Keeley, Independent Trustee	$186,000	N/A	N/A	$186,000
William N. Scheffel, Independent Trustee	$191,000	N/A	N/A	$191,000
John M. Tesoro, Independent Trustee	$196,000	N/A	N/A	$196,000
William E. Fiala, Interested Trustee(1)	None	N/A	N/A	None
Merry L. Mosbacher, Interested Trustee(1)	None	N/A	N/A	None

(1)	The Interested Trustees do not receive compensation from the Trust for their service as Trustees.
(2)

The “Fund Complex” is comprised of each series offered by the Trust, eight of which are offered in a separate SAI, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

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